Earnings Per Share (Tables)	6 Months Ended
Jul. 31, 2019
Profit or loss [abstract]
Disclosure of Detailed Information About Earning Loss Per Share

(a)	Basic and diluted loss per share

	6 months to 31 July 2019 NZ $	6 months to 31 July 2018 NZ $
From continuing operations attributable to the ordinary equity holders of the company	(0.52)	(1.28)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	(0.52)	(1.28)

All convertible notes and warrants issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 July 2019. These notes could potentially dilute earnings/loss per share in the future.

(b)	Reconciliation of loss used in calculating earnings per share

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s
Basic and diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic earnings per share:	(28,729)	(26,515)

(c)	Weighted average number of shares used as the denominator

	31 July 2019 Number	31 July 2018 Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	55,007,126	20,692,359